Intangible Assets - Aggregate Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 498	$ 569	$ 636
Core deposit benefits
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	383	432	481
Other identified intangibles
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 115	$ 137	$ 155